Short-term trade and other receivables for sales and services current receivables (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about trade and other trade receivables for sales and services [Line Items]
Trade and other current receivables	€ 2,228	€ 1,677	€ 1,600
Increase decrease in trade and other current receivables exchange rate	29	19
Increase decrease in trade and other current receivables consolidation scope changes	1	(12)
Increase decrease in trade and other current receivables other	522	70
Trade receivables for sales and services [Member]
Disclosure of detailed information about trade and other trade receivables for sales and services [Line Items]
Trade and other current receivables	1,625	1,353	1,300
Increase decrease in trade and other current receivables exchange rate	24	15
Increase decrease in trade and other current receivables consolidation scope changes	1	(12)
Increase decrease in trade and other current receivables other	248	51
Trade receivables for sales and services [Member] | Trade receivables [member]
Disclosure of detailed information about trade and other trade receivables for sales and services [Line Items]
Trade and other current receivables	1,088	963	962
Increase decrease in trade and other current receivables exchange rate	13	13
Increase decrease in trade and other current receivables consolidation scope changes	1	(12)
Increase decrease in trade and other current receivables other	111	1
Trade receivables for sales and services [Member] | Bad debt provisions [Member]
Disclosure of detailed information about trade and other trade receivables for sales and services [Line Items]
Trade and other current receivables	227	216	209
Increase decrease in trade and other current receivables exchange rate	(1)	(1)
Increase decrease in trade and other current receivables consolidation scope changes	0	0
Increase decrease in trade and other current receivables other	(10)	(6)
Trade receivables for sales and services [Member] | Net trade receivables [Member]
Disclosure of detailed information about trade and other trade receivables for sales and services [Line Items]
Trade and other current receivables	861	748	753
Increase decrease in trade and other current receivables exchange rate	12	12
Increase decrease in trade and other current receivables consolidation scope changes	1	(12)
Increase decrease in trade and other current receivables other	101	(5)
Trade receivables for sales and services [Member] | Net completed work pending certification [Member]
Disclosure of detailed information about trade and other trade receivables for sales and services [Line Items]
Trade and other current receivables	573	446	406
Increase decrease in trade and other current receivables exchange rate	10	2
Increase decrease in trade and other current receivables consolidation scope changes	0	0
Increase decrease in trade and other current receivables other	118	38
Trade receivables for sales and services [Member] | Retentions member [Member]
Disclosure of detailed information about trade and other trade receivables for sales and services [Line Items]
Trade and other current receivables	191	160	€ 141
Increase decrease in trade and other current receivables exchange rate	3	1
Increase decrease in trade and other current receivables consolidation scope changes	0	0
Increase decrease in trade and other current receivables other	€ 28	€ 18